                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED APRIL 30, 1999


LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

[MORNINGSTAR RATINGS LOGO]
Seeks high current income and, as a secondary objective, long-term capital appreciation.

KEMPER EMERGING
MARKETS INCOME FUND


             "... A combination of relatively easy global monetary
                conditions and an improving growth outlook have
                   helped emerging markets to stabilize. ..."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
Economic Overview
5
Performance Update
7
Country Concentrations
8
Portfolio of Investments
10
Financial Statements
13
Notes to
Financial Statements
17
Financial Highlights
19
Shareholders'
Meeting



AT A GLANCE
--------------------------------------------------------------------------------
KEMPER EMERGING MARKETS INCOME
FUND TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE SIX MONTH PERIOD ENDED APRIL 30, 1999
(UNADJUSTED FOR ANY SALES CHARGE)

                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                            14.95
CLASS B                                            14.29
CLASS C                                            14.11
LIPPER EMERGING MARKET DEBT CATEGORY AVERAGE*      17.72
--------------------------------------------------------------------------------

RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

* LIPPER ANALYTICAL SERVICES, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES AND, IF THEY HAD, RESULTS MAY HAVE BEEN LESS FAVORABLE. INVESTMENT IN FOREIGN SECURITIES PRESENTS SPECIAL RISK CONSIDERATIONS INCLUDING FLUCTUATING CURRENCY EXCHANGE RATES, GOVERNMENT REGULATION AND DIFFERENCES IN LIQUIDITY.

 AS A NON-DIVERSIFIED FUND, THE FUND MAY INVEST A GREATER PROPORTION OF ITS ASSETS IN THE OBLIGATIONS OF A SMALL NUMBER OF ISSUERS. AND MAY BE SUBJECT TO GREATER RISK AND SUBSTANTIAL LOSSES AS A RESULT OF CHANGES IN THE FINANCIAL CONDITION OR THE MARKET'S ASSESSMENT OF THE ISSUERS THAN A DIVERSIFIED FUND.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
                                      AS OF      AS OF
                                     4/30/99   10/31/98
--------------------------------------------------------------------------------
KEMPER EMERGING MARKETS
INCOME FUND CLASS A                    $5.82      $5.39
--------------------------------------------------------------------------------
KEMPER EMERGING MARKETS
INCOME FUND CLASS B                    $5.81      $5.38
--------------------------------------------------------------------------------
KEMPER EMERGING MARKETS
INCOME FUND CLASS C                    $5.81      $5.39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER EMERGING MARKETS INCOME
FUND LIPPER RANKINGS AS OF 4/30/99*
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE LIPPER EMERGING MARKET DEBT CATEGORY

                             CLASS  A         CLASS B          CLASS C
--------------------------------------------------------------------------------
1-YEAR                       #44 of 46 funds  #45 of 46 funds  #46 of 46 funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------
THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUND AS OF APRIL 30, 1999

                                                    CLASS A  CLASS B  CLASS C
--------------------------------------------------------------------------------
SIX-MONTHS INCOME                                   $.3350   $.3109   $.3126
--------------------------------------------------------------------------------
APRIL DIVIDEND                                      $.0425   $.0384   $.0387
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE+                       8.75%    7.97%    8.01%
--------------------------------------------------------------------------------
SEC YIELD+                                          9.66%    9.37%    9.41%
--------------------------------------------------------------------------------

+CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN
 ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON APRIL 30, 1999. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED APRIL 30, 1999, SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH A STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. YIELDS AND DISTRIBUTION RATES ARE HISTORICAL AND WILL FLUCTUATE.

TERMS TO KNOW

YOUR FUND'S STYLE

--------------------------------------------------------------------------------
MORNINGSTAR INCOME STYLE BOX
--------------------------------------------------------------------------------

[MATURITY/QUALITY DIAGRAM]

Source: Morningstar, Inc., Chicago, IL (312) 696-6000. The Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

THE STYLE BOX REPRESENTS A SNAPSHOT OF THE FUND'S PORTFOLIO ON A SINGLE DAY. IT IS NOT AN EXACT ASSESSMENT OF RISK AND DOES NOT REPRESENT FUTURE PERFORMANCE. THE FUND'S PORTFOLIO CHANGES FROM DAY-TO-DAY. A LONGER-TERM VIEW IS REPRESENTED BY A FUND'S MORNINGSTAR CATEGORY, WHICH IS BASED ON ITS ACTUAL INVESTMENT STYLE AS MEASURED BY ITS UNDERLYING PORTFOLIO HOLDINGS OVER THE PAST THREE YEARS. CATEGORY PLACEMENTS OF NEW FUNDS ARE ESTIMATED. PLEASE CONSULT THE PROSPECTUS FOR A DESCRIPTION OF INVESTMENT POLICIES.

BASIS POINTS The movement of interest rates or yields expressed in hundredths of a percent. For example, 5.00% to 5.50% represents an increase of 50 basis points.

CURRENCY DEVALUATION A significant decline of a currency's value relative to other currencies, such as the U.S. dollar. This may be prompted by trading or central bank intervention (or the lack of intervention) in the currency markets. For U.S. investors who are investing overseas, a devaluation of a foreign currency can have the effect of reducing an investment's total return, because when investments are converted back into U.S. dollars it takes more of the foreign currency to purchase U.S. dollars.

INTERNATIONAL MONETARY FUND (IMF) An organization focused on lowering trade barriers and stabilizing currencies. While helping developing nations pay their debts, the IMF usually imposes tough guidelines aimed at lowering inflation, cutting imports, and raising exports.

LEVERAGE The use of borrowed assets by a business to enhance the return of the owner's equity. The expectation is that the interest rate charged will be lower than the earning made on the money. However, leveraging may also increase a fund's volatility.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS A BACHELOR'S DEGREE AND PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER INVESTMENTS, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $280 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.

DEAR KEMPER FUNDS SHAREHOLDER:

In April, investor enthusiasm drove the market to its second milestone in a year -- the Dow Jones Industrial Average rose to 11,000 just a month after it broke 10,000 for the first time. In May, expectations of rising inflation and higher short-term interest rates led to a slowdown. But in early June, the market rallied again. What drove the market rallies, and what, at the same time, led to investor anxiety?
    Inflation worries have been seeping into the market for months. The growing conviction that Asian and Latin American economies are recovering is raising commodity prices, particularly oil. The price of West Texas Intermediate oil surged from less than $12 in February to almost $19 in early May. That alone almost guarantees a rise in the "headline" inflation rate this year, which is the rate of inflation as measured by the entire CPI. But it's important to note that the Federal Reserve Board looks primarily at the core inflation rate, which is the CPI minus food and energy -- and the core inflation rate looks at if it will remain low at about 2 percent this year. Investors should note, however, that the Federal Reserve Board also considers what will happen to inflation next year -- and all indications are that the Fed expects inflation to increase in 2000.
    As a result, the Fed is considering a change in monetary policy. Recent Fed policy has been reactive, not proactive, which means that the Fed tends to respond to inflation only when it picks up. That may change as the Fed tries to preemptively halt inflation momentum. Such a change in monetary policy would likely lead to an increase in short-term interest rates before the end of the year. However, the change is likely to be small. Because we don't see pressure toward sustained inflation, there's no reason for the Fed to want a sharp slowdown in the overall economy.
    The long-term economic situation, however, appears to be positive. The federal budget surplus continues to benefit from good revenue gains (which are based on good income gains, especially for households), good capital gains and continued restraint in federal spending. The surplus this year is expected to approach $100 billion.
    This positive environment is exactly what sometimes poses risk for investors, and is key to understanding recent volatility in the market. A strong economy has the potential to feed inflation fears and drive up interest rates. Indeed, recent market events illustrate the domino effect of investors reacting to positive economic news, which they consider troubling at this point, more than eight years into the economic expansion. In April, the steady stream of positive economic news led to a sell-off in the financial markets based on fears that the strong pace of economic growth would eventually lead to higher inflation. The benchmark 30-year Treasury bond yield rose, which pulled stocks lower.
    Where can we expect to go from here? The fundamentals by which we judge the health of the economy suggest continued growth as we move into the second half of 1999. For example, the gross domestic product (GDP), the value of all goods and services produced in the U.S., rose at an annual rate of 4.5 percent in the first quarter, following a tremendous fourth-quarter surge of 6 percent. This is very much in line with what we've grown accustomed to over the past year -- over the four quarters of 1998, the U.S. economy expanded by 4.3 percent. Some people aren't surprised at all by strong GDP growth that once would have alarmed them. That's partially because we've grown accustomed to a strong economy. But it's also because we've been able to absorb growth without driving up inflation. That's important for investors. If prices had been rising as the economy was growing, the Fed would have most likely raised short-term interest rates by now, and that would have changed the financial market outlook.
    However, we do see some vulnerability on the economic front. Trade is a weak spot in the economy right now. Exports of U.S. goods and services dropped in the first quarter while imports soared. This reflects the fact that the U.S. is one of the few countries financially fit enough to buy goods produced elsewhere in the world. But for as long as less vibrant international economies are unable to buy U.S. goods, the profitability of U.S. companies trying to export will be challenged.
    When you think about it, vulnerability in regard to the international economy is nothing new. Globally, the outlook is slightly more positive than it was a few months ago. For example, the European markets are slowing down, which has already led to the European Central Bank lowering interest rates in order to boost domestic spending. In many countries in Europe there are no fixed-rate mortgages, only adjustable-rate mortgages. When interest rates go down, mortgage payments are reduced and homeowners can spend money elsewhere. This has a huge impact on consumer spending, and will help European equities over time. Additionally, the situation in Japan remains unchanged. And, problems in the emerging markets haven't had the negative impact many people expected -- both the Mexican and Brazilian stock markets have actually risen in the past two months.

ECONOMIC OVERVIEW
ECONOMIC GUIDEPOSTS
ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.
    THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.

[BAR GRAPH]

                                           NOW (5/31/99)           6 MONTHS AGO            1 YEAR AGO            2 YEARS AGO
                                           -------------           ------------            ----------            -----------
  10 Year Treasury Rate(1)                      5.54                   5.34                   5.57                   6.42
  Prime Rate(2)                                 7.75                    8.5                    8.5                   8.25
  Inflation Rate(3)*                            2.28                   1.68                   1.63                   3.04
  The U.S. Dollar(4)                           -1.22                   8.17                   5.05                   7.67
  Capital goods orders(5)*                     11.67                   3.05                  12.61                   3.93
  Industrial production (5)*                    2.01                   2.71                   5.92                   6.44
  Employment growth(6)                          2.14                   2.67                   2.76                   2.44

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.

(2)  THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.

(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.

(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.

(5)  THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.

(6)  AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.

*DATA AS OF APRIL 30, 1999.

    SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

    But don't forget that international crises have the potential to affect the U.S. markets dramatically. An increase in military spending on Kosovo by the 11 European Monetary Union (EMU) countries could force them to spend less in other areas, which could have economic implications, including higher interest rates. That's because many European countries have small economies and little leeway in their budgets. Consequently, those countries finance unplanned military expenditures by selling government bonds -- which, in Europe's small bond market, typically raises interest rates. As an example, consider Italy, which recently asked for more leeway on its deficit targets. When leeway was granted, this led to a further sell-off in the eurodollar.
    The international situation alone, however, is by no means an indicator of a U.S. slowdown -- and without any such indications, complacency may be our greatest concern. It's easy to look at the current U.S. economic situation and behave as if no risk exists. But when you see the market soaring and are tempted to jump in, note that the bull market grew to records on the strength of just a few dozen stocks, while most other stock prices were flat or actually declined.
    In summary, there are concerns that the current economy is unsustainable and we soon could see an abrupt end. In many cases, however, people are looking for a slowdown because they are fearful growth will drive up inflation these are particularly older investors who are accustomed to inflation accompanying growth. But again, sustained inflation seems unlikely, so a sharp slowdown is not necessary. In the short term, we expect a modest economic slowdown but no recession. The best approach now, as in any market, is to diversify and invest for the long term.
    Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,
/s/ JOHN E. SILVIA

John E. Silvia

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF DR. JOHN SILVIA AS OF JUNE 9, 1999, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

TO OBTAIN A KEMPER FUNDS PROSPECTUS, DOWNLOAD ONE FROM WWW.KEMPER.COM, TALK TO YOUR FINANCIAL REPRESENTATIVE OR CALL SHAREHOLDER SERVICES AT (800) 621-1048. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE UPDATE

[SALTZMAN PHOTO]

ISABEL SALTZMAN IS THE PRODUCT LEADER AND SENIOR PORTFOLIO MANAGER FOR SCUDDER KEMPER INVESTMENTS' EMERGING MARKETS BOND GROUP. A NATIVE OF CHILE, SALTZMAN RECEIVED A B.A. DEGREE IN POLITICAL SCIENCE AND ECONOMICS FROM TUFTS UNIVERSITY IN 1975 AND AN M.I.A. DEGREE FROM THE SCHOOL OF INTERNATIONAL AFFAIRS, COLUMBIA UNIVERSITY, IN 1979. SHE HAS 17 YEARS OF EMERGING MARKET INVESTMENT EXPERIENCE.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

FOR THE PAST YEAR AND A HALF, EMERGING MARKET DEBT INVESTORS HAVE ENDURED SOME DIFFICULT MOMENTS. TODAY THESE MARKETS APPEAR READY TO SHOW THEIR GRACIOUS SIDE AND REWARD INVESTORS WHO BRAVED THOSE VOLATILE DAYS. LEAD PORTFOLIO MANAGER ISABEL SALTZMAN DISCUSSES THE RECENT SIX-MONTH PERIOD, AND THE FORCES BEHIND THE MARKET MELTDOWN AND THE REMARKABLE RECOVERY THAT IS UNDERWAY.

Q     CAN YOU DISCUSS SOME OF THE MORE IMPORTANT EVENTS THAT AFFECTED EMERGING
MARKET DEBT OVER THIS PERIOD?

A     Last fall, investors were still anxious over the Russian crisis and were wondering if Brazil, struggling under growing domestic debt and an overvalued currency, was headed down the same path. Oil prices were coming down again, causing more troubles for commodity-dependent emerging countries like Venezuela. On top of that, presidential elections in Venezuela created political noise in Latin America. But when the Federal Reserve Board cut U.S. Treasury rates by 25 basis points in November, it provided a boost to global liquidity. The increased spreads on emerging market debt helped to attract investors back into the market.

      Investors had partially discounted the possibility of a Brazilian devaluation, and when it finally happened in late January, there was some sense of relief that foreign exchange reserves would not be used to defend the currency. The sell-off subsequent to this event was thus short-lived. The Brazilian government acted quickly to shore up support at the International Monetary Fund (IMF) and World Bank, appointed a new central bank governor, and adopted tough fiscal and monetary policy stances. A relief rally was soon underway and, by March, prospects for an economic recovery in Latin America were looking considerably brighter. Economies across the region were showing signs of a turnaround, oil prices had risen, political situations were stabilizing and foreign direct investment was up.

      Meanwhile, much of Asia had been quietly staging an economic recovery of its own. Surging demand in the United States provided a vital market for the export-oriented Asian economies. In February, Korean debt was upgraded to investment grade.

      In emerging European markets, the Kosovo conflict has taken a toll on surrounding countries. This impact is expected to be temporary, as fundamentals still look solid in neighboring countries such as Bulgaria.

      A combination of relatively easy global monetary conditions and an improving growth outlook have helped emerging markets to stabilize. Global liquidity has accommodated the external financing requirement for emerging markets this year. Issuance is near the levels reached in 1995 and 1996, which were strong years for emerging markets.

Q     THE FUND RETURNED 14.95% (CLASS A SHARES UNADJUSTED FOR SALES CHARGES) FOR
THE SIX-MONTH PERIOD, SLIGHTLY LESS THAN THE JP MORGAN EMERGING MARKETS BOND INDEX PLUS (EMBI+),* UP TO 15.87%, AND OUR LIPPER PEER GROUP AVERAGE (SEE PAGE
2). WHILE THESE ARE IMPRESSIVE

PERFORMANCE UPDATE

NUMBERS FOR A SIX-MONTH PERIOD, WHY THE LESSER RELATIVE PERFORMANCE?

A     Over the past six months, we were managing the fund conservatively in an extremely volatile environment. We were a little hesitant to come back into Brazil after the devaluation in January as we wanted to see some reform initiatives instituted by the government, and therefore, we missed out on the early stages of the rebound. In addition, we hold no Russian Eurobonds, which have rebounded over 50 percent on the Russian government's assurances that they will be paid. Given Russia's track record and our assessment of the actual hard currency available to meet these obligations, we do not feel comfortable holding a position in the Eurobonds.

* JP MORGAN EMERGING MARKETS BOND INDEX PLUS (EMBI+) IS GENERALLY REPRESENTATIVE OF EMERGING MARKETS' EXTERNAL CURRENCY TRADED DEBT AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. SOURCE IS BLOOMBERG.

Q     IN OUR LAST REPORT, RUSSIA WAS AT THE CENTER OF MUCH OF THE TROUBLES
PLAGUING THE EMERGING MARKETS. WHAT IS THE SITUATION IN RUSSIA TODAY?

A     Russia missed its December 2 coupon payment on the Prins (a Russian debt offering), putting the country into default. The Prins coupon was 6.625 percent, to be paid 50 percent in cash and 50 percent in principle of the Interest Arrear Notes (IAN). Russia wanted to pay the entire coupon in IANs, but creditors voted against this.

      As it became clear that the Russians would have difficulties servicing their debt obligations, Russian government officials began to stress the differences between debt issued by the Russian Federation and that issued by the former Soviet Union. They felt that they were responsible for only paying the Russian Federation debt and not the debt of the former Soviet Union. Because of this, Russian Eurobonds saw a rebound as they are considered to be debt of the Russian Federation.

      Recently there has been some talk about the IMF giving Russia additional money -- about $4.5 billion over the next 18 months -- but they will want to see reforms implemented before they give Russia any money.

Q     HOW DID YOU MANAGE THE FUND THROUGH THIS VOLATILE PERIOD? WHAT ADJUSTMENTS
DID YOU MAKE TO THE PORTFOLIO?

A     Early on we were quite concerned about the situation in Brazil. We were expecting some sort of currency adjustment, and we had reduced our Brazilian exposure. We were holding all sovereign dollar bonds, so we weren't exposed to currency risk, but when a currency falls as much as the Brazilian real did, it affects the entire market.

      In December, we began reducing Brazil and our Latin American exposure and added into Europe and Asia. We bought some Korean and Philippine bonds and added some positions in Bulgaria and Croatia. We benefited from a rally in Asia as the yen began to stabilize. Korea is recovering very quickly from its economic troubles of a year ago. The upgrade of Korean sovereign paper to investment grade in February helped give Asian bonds a boost. In early February, we began rotating out of Asia and back into Latin America as Korean spreads tightened to 250 basis points behind Treasuries and the situation in Latin America began to stabilize. By March, the numbers were starting to look better in Brazil. Foreign direct investment was returning, the currency had stabilized, interest rates were declining, and the equity markets were picking up.

      As the sentiment was shifting in Latin America, the Kosovo conflict began heating up in Europe and its effects raised some questions. By the end of March, we had begun reducing our exposure in the region due to concerns about the impact of trade being interrupted, the costs of supporting the influx of refugees and the drop in tourism on the country's gross domestic product (GDP). The possibility of an extended conflict in Kosovo continues to weigh on Eastern European spreads.

PERFORMANCE UPDATE


Q     THE DIVIDEND PAYMENT FOR KEMPER EMERGING MARKET INCOME FUND WAS CUT TWICE
DURING THE PERIOD. WHY WAS THIS NECESSARY?

A     Since the Brazil crisis in January, emerging market debt yields have come in quite a bit. With the market rallying, it became hard to support the previous dividend based on income. As the market rallies and yields compress, the base from which to draw cash flows tightens up. We're keeping the dividend in line with market yields. The rate we had been paying was well above the market rate and there was no way to support that. Today, the fund's dividend better reflects market conditions.

Q     WHAT DO YOU EXPECT TO SEE HAPPENING WITH EMERGING MARKET DEBT IN THE NEAR
FUTURE?

A     We're seeing strengthening currencies, declining interest rates, and rebounding commodity prices. The U.S. economy continues to display economic growth with little evidence of inflation. Coupled with a strong U.S. equity market, this growth is lending support to other economies around the world. We are optimistic about the global environment and expect to see continued strength in emerging market asset prices. As a reflection of our optimism going forward, we've added leverage (see Terms To Know on page 2) to the portfolio over the last few weeks. As of April 30, we were leveraged up to 15 percent of total assets. The global environment continues to favor spread tightening and we believe that the fund is well positioned to take advantage of this opportunity.


COUNTRY CONCENTRATIONS

PRIMARY GEOGRAPHIC DISTRIBUTION AS OF APRIL 30,1999*

                                  [BAR GRAPH]


BRAZIL                                                           27.00

MEXICO                                                           21.00

ARGENTINA                                                        17.00

VENEZUELA                                                         7.00

PANAMA                                                            6.00

PERU                                                              5.00

PHILIPPINES                                                       4.00

BULGARIA                                                          3.00

ECUADOR                                                           3.00

JAMAICA                                                           2.00

MOROCCO                                                           2.00

RUSSIA                                                            2.00

COLOMBIA                                                          1.00

* GEOGRAPHIC DISTRIBUTION IS SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER EMERGING MARKETS INCOME FUND
Portfolio of Investments at April 30, 1999 (unaudited)

-----------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL      MARKET
    BONDS--100%                                                                             AMOUNT ($)   VALUE ($)
-----------------------------------------------------------------------------------------------------------------------

    ARGENTINA--16.6%
                                    Argentine Republic, Floating Rate Bond, Series L,
                                      LIBOR plus .8125%, (5.9375%), 3/31/2005                 474,300       422,127
                                    Argentine Republic Global Bond, 11.375%, 1/30/2017        200,000       199,500
                                    Argentine Republic, Collateralized Discount Bond,
                                      Floating Rate Bond, Series L, 6.0625%, 3/31/2023        320,000       241,200
                                    Argentine Republic, Collateralized Par Bond, Series L,
                                      Step-up Coupon, 6%, 3/31/2023                           250,000       177,656
                                    Argentine Republic, 9.750%, 9/19/2027                      10,000         8,750
                                    Republic of Argentina, 11.000%, 12/4/2005                 155,000       154,225
                                    -----------------------------------------------------------------------------------
                                                                                                          1,203,458
-----------------------------------------------------------------------------------------------------------------------
    BRAZIL--27.6%
                                    Federative Republic of Brazil, IDU Floating Rate Bond,
                                      LIBOR plus .8125%, (6.0625%), 1/1/2001                   73,800        70,156
                                    Federative Republic of Brazil, Eligible Interest,
                                      Floating Rate Bond, LIBOR plus .8125%, (5.875%),
                                      4/15/2006                                               356,250       284,332
                                    Federative Republic of Brazil, "New" Money Bond,
                                      Floating Rate Bond, LIBOR plus .875%, (5.9375%),
                                      4/15/2009                                               240,000       171,600
                                    Federative Republic of Brazil, Debt Conversion Bond,
                                      Series L, LIBOR plus .875%, (5.9375%), 4/15/2012        435,000       276,225
                                    Federative Republic of Brazil C Bond, 4.5% with 3.5%
                                      Interest Capitalization, 8%, 4/15/2014                  814,007       564,921
                                    Federative Republic of Brazil, Collateralized Discount
                                      Bond, Floating Rate Bond, LIBOR plus .8125%,
                                      (5.875%), 4/15/2024                                     495,000       329,175
                                    Federative Republic of Brazil Global Bond, 10.125%,
                                      5/20/27                                                 290,000       230,912
                                    Federative Republic of Brazil, 11.625%, 4/15/2004          75,000        72,938
                                    -----------------------------------------------------------------------------------
                                                                                                          2,000,259
-----------------------------------------------------------------------------------------------------------------------
    BULGARIA--3.0%
                                    Republic of Bulgaria, Interest Arrears Bond, LIBOR
                                      plus .8125%, (5.875%), 7/28/2011                         20,000        13,525
                                    Republic of Bulgaria, Collateralized Discount Bond,
                                      Tranche A, LIBOR plus .8125%, (5.875%), 7/28/2024       290,000       199,013
                                    -----------------------------------------------------------------------------------
                                                                                                            212,538
-----------------------------------------------------------------------------------------------------------------------
    COLOMBIA--1.1%
                                    Republic of Colombia, 10.875%, 3/9/2004                    45,000        47,381
                                    Republic of Colombia, 8.625%, 4/1/2008                     35,000        31,806
                                    -----------------------------------------------------------------------------------
                                                                                                             79,187
-----------------------------------------------------------------------------------------------------------------------
    ECUADOR--3.0%
                                    Republic of Ecuador, Past Due Interest Bond, 3.75%
                                      with 2.25% capitalization, 6%, 2/27/2015                347,751       146,055
                                    Republic of Ecuador, Collateralized Discount Bond,
                                      Floating Rate Bond, LIBOR plus .8125%, (6%),
                                      2/28/2025                                                25,000        12,938
                                    Republic of Ecuador, Collaterized Global Par Bond,
                                      Step-up Coupon, 4%, 2/28/2025                           130,000        55,088
                                    -----------------------------------------------------------------------------------
                                                                                                            214,081
-----------------------------------------------------------------------------------------------------------------------
    IVORY COAST--.2%
                                    Republic of the Ivory Coast, Floating Rate Interest
                                      Reduction Bond, 2.000%, 3/29/2018                        70,000        17,850
                                    -----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    JAMAICA--1.7%
                                    Government of Jamaica, 10.875%, 6/10/2005                 140,000       126,000
                                    -----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL      MARKET
                                                                                            AMOUNT ($)   VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
    MEXICO--20.8%
                                    United Mexican States, 9.875%, 1/15/2007                  445,000       467,806
                                    United Mexican States, 10.375%, 2/17/2009                 145,000       155,513
                                    United Mexican States Global Bond, 11.375%, 9/15/2016     175,000       200,813
                                    United Mexican States, Floating Rate Discount Bond
                                      (Detachable Oil Priced Indexed Value Recovery
                                      Rights), Series D, LIBOR plus .8125%, (6.0975%),
                                      12/31/2019                                              250,000       215,781
                                    United Mexican States, Floating Rate Discount Note
                                      (Detachable Oil Priced Indexed Value Recovery
                                      Rights), Series C, LIBOR plus .8125%, (6.201%),
                                      12/31/2019                                              250,000       215,781
                                    United Mexican States, 11.5%, 5/15/2026                   215,000       255,743
                                    -----------------------------------------------------------------------------------
                                                                                                          1,511,437
-----------------------------------------------------------------------------------------------------------------------
    MOROCCO--2.1%
                                    Kingdom of Morocco, Restructuring and Consolidation
                                      Agreement, Tranche A, Floating Rate Bond, LIBOR plus
                                      .8125%, (6.0625%), 1/1/2009                             190,238       155,757
                                    -----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    PANAMA--6.3%
                                    Republic of Panama, Interest Reduction Bond, Step-up
                                      Coupon, 4.000%, 7/17/2014                               335,000       262,975
                                    Republic of Panama, 8.875%, 9/30/2027                     205,000       193,981
                                    -----------------------------------------------------------------------------------
                                                                                                            456,956
-----------------------------------------------------------------------------------------------------------------------
    PERU--4.9%
                                    Republic of Peru, Floating Rate Interest Reduction
                                      Bond, 3.75%, 3/7/2017                                   280,000       173,075
                                    Republic of Peru, Past Due Interest Bond, 4.5%,
                                      3/7/2017                                                275,000       185,625
                                    -----------------------------------------------------------------------------------
                                                                                                            358,700
-----------------------------------------------------------------------------------------------------------------------
    PHILIPPINES--4.2%
                                    Republic of the Philippines, 8.875%, 4/15/2008            300,000       305,250
                                    -----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    RUSSIA--1.8%
                                    (a)(b)Russian Federation Principal Loan, Floating Rate
                                      Bond, LIBOR plus .8125%, (0.0%) 12/15/2020            1,805,066       130,868
                                    -----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    VENEZUELA--6.7%
                                    Republic of Venezuela, Debt Conversion Bond, Floating
                                      Rate Bond, Series DL, LIBOR plus .875%, (5.9375%),
                                      12/18/2007                                              454,284       366,834
                                    Republic of Venezuela Global, 9.25%, 9/15/2027            160,000       116,000
                                    -----------------------------------------------------------------------------------
                                                                                                            482,834
                                    -----------------------------------------------------------------------------------
                                    TOTAL BOND OBLIGATIONS
                                      (Cost $6,740,837)                                                   7,255,175
                                    -----------------------------------------------------------------------------------
                                    TOTAL INVESTMENT PORTFOLIO--100%
                                      (Cost $6,740,837)                                                   7,255,175
                                    -----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Non-income producing security

(b) On December 2, 1998, the Fund wrote down interest receivable of approximately $27,000 and stopped accruing income from the Russian Federation Principal Loan. At April 30, 1999 the bond is in default.

Based on the cost of investments of $7,601,841 for federal income tax purposes at April 30, 1999, the gross unrealized appreciation was $500,859, the gross unrealized depreciation was $847,525 and the net unrealized depreciation on investments was $346,666.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (unaudited)

--------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------
Investments, at value
(Cost $6,740,837)                                               $7,255,175
--------------------------------------------------------------------------
Cash                                                                50,623
--------------------------------------------------------------------------
Receivable for:
  Investments sold                                                 262,069
--------------------------------------------------------------------------
  Interest                                                         147,667
--------------------------------------------------------------------------
  Fund shares sold                                                  41,543
--------------------------------------------------------------------------
  Reimbursement from Adviser                                        58,486
--------------------------------------------------------------------------
Deferred organization expense                                       11,047
--------------------------------------------------------------------------
Other assets                                                        30,152
--------------------------------------------------------------------------
    TOTAL ASSETS                                                 7,856,762
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------
Liability under reverse repurchase agreements                    1,116,047
--------------------------------------------------------------------------
Payable for:
  Fund shares redeemed                                              14,418
--------------------------------------------------------------------------
  Investments purchased                                            323,143
--------------------------------------------------------------------------
  Other payables and accrued expenses                              188,646
--------------------------------------------------------------------------
    Total liabilities                                            1,642,254
--------------------------------------------------------------------------
NET ASSETS                                                      $6,214,508
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
--------------------------------------------------------------------------
Paid-in capital                                                 $8,342,921
--------------------------------------------------------------------------
Accumulated net realized loss on investments                    (2,600,719)
--------------------------------------------------------------------------
Net unrealized appreciation on investments                         514,338
--------------------------------------------------------------------------
Accumulated distributions in excess of net investment income       (42,032)
--------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $6,214,508
--------------------------------------------------------------------------
--------------------------------------------------------------------------
 THE PRICING OF SHARES
--------------------------------------------------------------------------
CLASS A SHARES
  Net asset value and redemption price per share
  ($4,880,055 / 837,945 shares outstanding)                          $5.82
--------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 6.10% of
  net asset value or 5.75% of offering price)                        $6.18
--------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($1,148,878 / 197,785)                                             $5.81
--------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($185,575 / 31,954 shares outstanding)                             $5.81
--------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999 (unaudited)

-------------------------------------------------------------------------
 NET INVESTMENT INCOME
-------------------------------------------------------------------------
  Interest                                                      $ 326,748
-------------------------------------------------------------------------
Expenses:
  Management fee                                                   27,434
-------------------------------------------------------------------------
  Interest expense                                                  2,012
-------------------------------------------------------------------------
  Distribution services fee                                         3,763
-------------------------------------------------------------------------
  Administrative services fee                                       6,858
-------------------------------------------------------------------------
  Custodian and accounting fees                                    90,425
-------------------------------------------------------------------------
  Transfer agent fees                                              13,707
-------------------------------------------------------------------------
  Professional fees                                                15,732
-------------------------------------------------------------------------
  Reports to shareholders                                           6,243
-------------------------------------------------------------------------
  Registration fees                                                   223
-------------------------------------------------------------------------
  Amortization of organization expenses                             1,448
-------------------------------------------------------------------------
  Directors' fees and other                                         4,695
-------------------------------------------------------------------------
  Other expenses                                                    1,498
-------------------------------------------------------------------------
    Total expenses before expense waiver                          174,038
-------------------------------------------------------------------------
Less expenses waived and absorbed by adviser                     (121,541)
-------------------------------------------------------------------------
    Total expenses after expense waiver                            52,497
-------------------------------------------------------------------------
NET INVESTMENT INCOME                                             274,251
-------------------------------------------------------------------------

-------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------
  Net realized loss on sales of investments                      (517,069)
-------------------------------------------------------------------------
Change in net unrealized appreciation on investments              996,089
-------------------------------------------------------------------------
Net gain on investments                                           479,020
-------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 753,271
-------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS AND CASH FLOWS

                                                                    FOR THE           FOR THE PERIOD
                                                                  SIX MONTHS        FROM DECEMBER 31,
                                                                     ENDED          1997 (COMMENCEMENT
                                                                APRIL 30, 1999      OF OPERATIONS) TO
                                                                  (UNAUDITED)        OCTOBER 31, 1998
-------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------
  Net investment income                                           $   274,251               417,627
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                           (517,069)           (2,083,650)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                996,089              (481,751)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
  operations                                                          753,271            (2,147,774)
-------------------------------------------------------------------------------------------------------
Distribution from net investment income                              (334,562)             (399,348)
-------------------------------------------------------------------------------------------------------
Net increase from capital share transactions                          755,610             7,567,311
-------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                        1,174,319             5,020,189
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------------------
Beginning of period                                                 5,040,189                20,000
-------------------------------------------------------------------------------------------------------
END OF PERIOD (including accumulated distributions in excess of net investment income of $42,032 and undistributed net
  investment income of $18,279)                                   $ 6,214,508             5,040,189
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 NET CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------------------------
Increase in net assets from operations                            $   753,271
-------------------------------------------------------------------------------------------------------
Non-cash items                                                       (884,254)
-------------------------------------------------------------------------------------------------------
Purchase of investments                                            (1,025,007)
-------------------------------------------------------------------------------------------------------
  Net cash provided by operating activities                        (1,155,990)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
 NET CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------------------------
Proceeds from net fund share activity                                 755,610
-------------------------------------------------------------------------------------------------------
Proceeds from reverse repurchase agreements                           785,047
-------------------------------------------------------------------------------------------------------
Distributions to shareholders                                        (334,562)
-------------------------------------------------------------------------------------------------------
  Net cash used in financing activities                             1,206,095
-------------------------------------------------------------------------------------------------------
Net increase in cash                                                   50,105
-------------------------------------------------------------------------------------------------------
Cash at beginning of period                                               518
-------------------------------------------------------------------------------------------------------
Cash at end of period                                             $    50,623
-------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND Kemper Emerging Markets Income Fund (the fund) is a non-diversified series of Kemper Global/International Series, Inc. (the Corporation), an open-end management investment company organized as a corporation in the state of Maryland. The fund currently offers three classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     SECURITY VALUATION. Portfolio debt securities other
                             than money market securities purchased with an original maturity over sixty days are valued by pricing agents approved by the officers of the fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies on that day. Futures contracts are valued at the most recent settlement price. All other securities are valued at their fair market value as determined in good faith by the Valuation Committee of the Board of Directors.

                             FOREIGN CURRENCY TRANSLATIONS. The books and records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

                             Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency exchange contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are reported on an identified cost basis.

NOTES TO FINANCIAL STATEMENTS

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing the fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

                             At October 31, 1998, the fund had a tax basis net loss carryforward of approximately $1,223,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or it will expire in the period ended 2006.

                             DIVIDENDS TO SHAREHOLDERS. The fund declares and pays dividends of net investment income monthly and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These differences are primarily due to differing treatments for certain transactions such as foreign currency transactions.

                             ORGANIZATIONAL COSTS. Costs incurred by the fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

                             STATEMENT OF CASH FLOWS. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the fund's Statement of Assets and Liabilities and represents the cash position in its custodian bank account at April 30, 1999.

                             REVERSE REPURCHASE AGREEMENTS. The fund may borrow through the use of reverse repurchase agreements whereby the fund agrees to sell and simultaneously agrees to repurchase certain securities at a mutually agreed date and price. At the time the fund enters into a reverse repurchase agreement, it is required to pledge securities subject to repurchase. The sale of these securities is not recorded and the fund agrees to later repay cash plus interest. Should the securities' value decline below the repurchase price, the fund may be obligated to pledge additional collateral to the lender in the form of cash or securities. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities subject to reverse repurchase agreements may decline below the value of the securities the fund is obligated to repurchase. The risk in borrowing, as with any extension of credit, consists of the possible delay in the recovery of securities or possible loss of rights in the collateral should the counterparty fail financially. Additionally,

NOTES TO FINANCIAL STATEMENTS

                             there is the risk that the expense associated with the transaction may be greater than the income earned from the investment of the proceeds of the transaction.

                             OTHER CONSIDERATIONS. Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of 1.00% of average daily net assets. However, the fund incurred no management fee for the period ended
                             April 30, 1999, after an expense waiver by Scudder
                             Kemper.

                             In addition, Scudder Kemper has temporarily agreed to absorb certain operating expenses of the fund. Under this arrangement, Scudder Kemper waived and absorbed expenses of $121,541 for the period ended April 30, 1999.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI), a subsidiary of the Adviser. Underwriting commissions paid in connection with the distribution of Class A shares are as follows:

                                                              COMMISSIONS RETAINED   COMMISSIONS ALLOWED
                                                                     BY KDI            BY KDI TO FIRMS
                                                              --------------------   -------------------
                             Period ended April 30, 1999              $86                    867

                             For services under the distribution agreement, the fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. The fund incurred no distribution fees for the period ended April 30, 1999, after an expense waiver by Scudder Kemper. Distribution fees, CDSC and commissions related to Class B and Class C shares are as follows:

                                                                                         COMMISSIONS AND
                                                                         CDSC         DISTRIBUTION FEES PAID
                                                                    RECEIVED BY KDI      BY KDI TO FIRMS
                                                                    ---------------   ----------------------
                             Period ended April 30, 1999                  $85                 22,435

                             ADMINISTRATIVE SERVICES AGREEMENT. The fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the fund pays KDI a fee at an annual rate of us to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. The fund incurred no administrative services fees for the period ended April 30, 1999, after an expense waiver by Scudder Kemper. During the period ended April 30, 1999, KDI paid fees of $4,572 to various firms.

NOTES TO  FINANCIAL STATEMENTS

                             SHAREHOLDER SERVICES AGREEMENT. Kemper Service Company (KSvC), is the transfer, dividend paying and shareholder service agent for the fund. The fund incurred shareholder services fees of $4,616 for the period ended April 30, 1999, $2,453 of which is unpaid.

                             FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the fund. The fund incurred no accounting fees for the period ended April 30, 1999, after a fee waiver of $25,000 by Scudder Kemper.

                             OFFICERS AND DIRECTORS. Certain officers or directors of the fund are also officers or directors of Scudder Kemper. For the period ended April 30, 1999, the fund made no payments to its officers and incurred directors' fees of $4,695 to independent directors.

--------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS            For the period ended April 30, 1999, investment
                             transactions (excluding short-term instruments) are as follows:

                             Purchases                               $10,617,169

                             Proceeds from sales                       8,544,599

--------------------------------------------------------------------------------

5    REVERSE REPURCHASE
     AGREEMENTS              The fund has entered into reverse repurchase
                             agreements with third parties involving its holdings in foreign debt securities. At April 30, 1999, the Fund had outstanding reverse repurchase agreements as follows:

                                                    VALUE OF ASSETS SOLD                  WEIGHTED
                                                      UNDER AGREEMENT      REPURCHASE      AVERAGE
                             MATURITY                  TO REPURCHASE       LIABILITY    INTEREST RATE
                             ---------------------  --------------------   ----------   -------------
                             Demand                      $1,191,865        $1,116,047      4.285%

--------------------------------------------------------------------------------

6    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the fund:

                                                          PERIOD ENDED                   PERIOD ENDED
                                                         APRIL 30, 1999                OCTOBER 31, 1998
                                                    ------------------------       ------------------------
                                                     SHARES         AMOUNT         SHARES          AMOUNT
                             ------------------------------------------------------------------------------
                              SHARES SOLD
                             ------------------------------------------------------------------------------
                              Class A                138,139       $ 755,017       794,635       $6,603,975
                             ------------------------------------------------------------------------------
                              Class B                111,079         608,023       100,980          678,434
                             ------------------------------------------------------------------------------
                              Class C                 52,735         292,844        17,712          137,043
                             ------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                             ------------------------------------------------------------------------------
                              Class A                 47,018         256,521        45,735          318,984
                             ------------------------------------------------------------------------------
                              Class B                  6,261          33,996         2,465           15,273
                             ------------------------------------------------------------------------------
                              Class C                    643           3,517           615            4,215
                             ------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------
                              SHARES REDEEMED
                             ------------------------------------------------------------------------------
                              Class A               (163,014)       (867,813)      (25,270)        (161,488)
                             ------------------------------------------------------------------------------
                              Class B                (21,029)       (111,791)       (2,673)         (17,252)
                             ------------------------------------------------------------------------------
                              Class C                (39,234)       (214,704)       (1,219)         (11,873)
                             ------------------------------------------------------------------------------
                              NET INCREASE FROM
                              CAPITAL SHARE TRANSACTIONS           $ 755,610                     $7,567,311
                             ------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                -------------------------------------------------
                                                                                 CLASS A
                                                                -------------------------------------------------
                                                                                         FOR THE PERIOD
                                                                   FOR THE                    FROM
                                                                  SIX MONTHS            DECEMBER 31, 1997
                                                                    ENDED               (COMMENCEMENT OF
                                                                APRIL 30, 1999           OPERATIONS) TO
                                                                 (UNAUDITED)            OCTOBER 31, 1998
-----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $5.39                     9.50
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               .27                       .64
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                             .50                     (4.14)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .77                     (3.50)
-----------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                          .34                       .61
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $5.82                      5.39
---------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       14.95%                   (38.39)
-----------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------------------
Expenses absorbed by the fund before interest expense                1.67%                     1.68
-----------------------------------------------------------------------------------------------------------------
Expenses absorbed by the fund after interest expense                 1.75%                     2.46
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               10.11%                    10.59
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------------------
Expenses before interest expense                                     6.06%                     5.12
-----------------------------------------------------------------------------------------------------------------
Expenses after interest expense                                      6.13%                     5.90
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                5.73%                     7.15
-----------------------------------------------------------------------------------------------------------------

                                                                -------------------------------------------------
                                                                                 CLASS B
                                                                -------------------------------------------------
                                                                                         FOR THE PERIOD
                                                                   FOR THE                    FROM
                                                                  SIX MONTHS            DECEMBER 31, 1997
                                                                    ENDED               (COMMENCEMENT OF
                                                                APRIL 30, 1999           OPERATIONS) TO
                                                                 (UNAUDITED)            OCTOBER 31, 1998
-----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $5.38                     9.50
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               .29                       .53
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                             .45                     (4.09)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .74                     (3.56)
-----------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                          .31                       .56
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $5.81                      5.38
---------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       14.29%                   (38.87)
-----------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------------------
Expenses absorbed by the fund before interest expense                2.59%                     2.56
-----------------------------------------------------------------------------------------------------------------
Expenses absorbed by the fund after interest expense                 2.67%                     3.34
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                9.51%                     9.71
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------------------
Expenses before interest expense                                     6.87%                     6.75
-----------------------------------------------------------------------------------------------------------------
Expenses after interest expense                                      6.94%                     7.53
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                5.24%                     5.52
-----------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       ------------------------------------------
                                                                        CLASS C
                                                       ------------------------------------------
                                                                         FOR THE PERIOD
                                                          FOR THE             FROM
                                                         SIX MONTHS     DECEMBER 31, 1997
                                                           ENDED        (COMMENCEMENT OF
                                                       APRIL 30, 1999    OPERATIONS) TO
                                                        (UNAUDITED)     OCTOBER 31, 1998
-------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $5.39             9.50
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         .28               .54
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                       .45             (4.09)
-------------------------------------------------------------------------------------------------
Total from investment operations                                .73             (3.55)
-------------------------------------------------------------------------------------------------
Less distribution from net investment income                    .31               .56
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                $5.81              5.39
-----------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                 14.11%           (38.75)
-------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------
Expenses absorbed by the fund before interest expense          2.54%             2.53
-------------------------------------------------------------------------------------------------
Expenses absorbed by the fund after interest expense           2.62%             3.31
-------------------------------------------------------------------------------------------------
Net investment income                                          9.16%             9.74
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------
Expenses before interest expense                               7.47%             6.72
-------------------------------------------------------------------------------------------------
Expenses after interest expense                                7.54%             7.50
-------------------------------------------------------------------------------------------------
Net investment income                                          4.24%             5.55
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------------------------
Net assets at end of period                              $6,214,508         5,040,189
-------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                            315%              294
-------------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive its management fee and absorb certain operating expenses of the fund. The Other Ratios to Average Net Assets are computed without this expense waiver or absorption.

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held. Kemper Emerging Markets Income Fund shareholders were asked to vote on two separate issues: approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc., and to modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. The following are the results.

1) Approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. This item was approved.

        For    Against   Abstain
      710,377  0         3,876

2) To modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. These items were approved.

Investment objectives

                                Broker
    For    Against   Abstain   Non-Votes
  639,732  185       3,876      70,460

Lending

                                Broker
    For    Against   Abstain   Non-Votes
  639,917  0         3,876      70,460

TRUSTEES AND OFFICERS

DIRECTORS                    OFFICERS
JAMES E. AKINS               MARK S. CASADY            ANN M. MCCREARY
Director                     President                 Vice President
JAMES R. EDGAR               PHILIP J. COLLORA         SHERIDAN P. REILLY
Director                     Vice President and        Vice President
                             Secretary
ARTHUR R. GOTTSCHALK                                   M. ISABEL SALTZMAN
Director                     JOHN R. HEBBLE            Vice President
                             Treasurer
FREDERICK T. KELSEY                                    CORNELIA SMALL
Director                     JOYCE E. CORNELL          Vice President
                             Vice President
KATHRYN L. QUIRK                                       LINDA J. WONDRACK
Director and                 DIEGO ESPINOSA            Vice President
Vice President               Vice President
                                                       MAUREEN E. KANE
FRED B. RENWICK              JOAN R. GREGORY           Assistant Secretary
Director                     Vice President
                                                       CAROLINE PEARSON
JOHN G. WEITHERS             TARA C. KENNEY            Assistant Secretary
Director                     Vice President
                                                       ELIZABETH C. WERTH
                             THOMAS W. LITTAUER        Assistant Secretary
                             Vice President
                                                       BRENDA LYONS
                                                       Assistant Treasurer

--------------------------------------------------------------------------------
LEGAL COUNSEL                  DECHERT PRICE & RHOADS
                               Ten Post Office Square South
                               Boston, MA 02109
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER       KEMPER SERVICE COMPANY
SERVICE AGENT                  P.O. Box 419557
                               Kansas City, MO 64141
--------------------------------------------------------------------------------
CUSTODIAN                      BROWN BROTHERS HARRIMAN & CO.
                               40 Water Street
                               Boston, MA 02109
--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER          KEMPER DISTRIBUTORS, INC.
                               222 South Riverside Plaza Chicago, IL 60606-5808 www.kemper.com


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KEMIF - 3 (6/21/99) 1076900